Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 3.7%
Manchester United plc - Class A +	59,147	$898,443
TripAdvisor, Inc. *	24,671	994,241
		1,892,684
Consumer Discretionary - 13.7%
Cheesecake Factory Inc. +*	9,326	505,283
frontdoor, Inc. *	25,862	1,288,445
Garrett Motion, Inc. *	50,107	399,854
Gildan Activewear, Inc. +	44,799	1,653,979
Green Brick Partners, Inc. +*	23,397	532,048
Mattel, Inc. *	36,885	741,389
Quotient Technology, Inc. *	68,526	740,766
Terminix Global Holdings, Inc. *	13,640	650,764
Urban Outfitters, Inc. *	13,756	567,022
		7,079,550
Consumer Staples - 1.2%
Spectrum Brands Holdings, Inc.	7,456	634,058

Energy - 4.0%
Dril-Quip, Inc. *	31,316	1,059,420
NOV, Inc. *	67,031	1,026,915
		2,086,335
Financials - 22.9%
Axis Capital Holdings Ltd.	30,711	1,505,146
Bank OZK +	27,912	1,176,770
First American Financial Corp.	24,373	1,519,656
Horace Mann Educators Corp.	18,280	684,038
Investors Bancorp, Inc. +	113,466	1,618,025
Jefferies Financial Group, Inc.	54,968	1,879,906
PRA Group, Inc. +*	26,813	1,031,496
Prosperity Bancshares, Inc.	21,406	1,536,951
Pzena Investment Management, Inc. - Class A	78,183	860,795
		11,812,783
Health Care - 7.8%
MEDNAX, Inc. *	29,097	877,274
Medpace Holdings, Inc. *	3,037	536,425
Patterson Companies, Inc. +	33,238	1,010,103
Prestige Consumer Healthcare, Inc. *	30,806	1,604,993
		4,028,795
Industrials - 20.6%
Acuity Brands, Inc. +	5,382	1,006,595
Crane Co.	14,490	1,338,441
EnerSys	8,596	840,087
Flowserve Corp. +	36,884	1,487,163
Healthcare Services Group, Inc. +	27,271	860,946
Herman Miller, Inc. +	17,600	829,664
KAR Auction Services, Inc. +*	87,421	1,534,239
Resideo Technologies, Inc. +*	26,080	782,400
Sensata Technologies Holding plc *	17,704	1,026,301
UniFirst Corp.	3,958	928,705
		10,634,541
Information Technology - 12.6%
ACI Worldwide, Inc. *	18,841	699,755
Avnet, Inc.	25,077	1,005,086
CACI International, Inc. - Class A *	4,007	1,022,266
Extreme Networks, Inc. *	81,680	911,549
Knowles Corp. +*	24,565	484,913
Progress Software Corp.	15,109	698,791
ViaSat, Inc. +*	33,732	1,681,203
		6,503,563
Materials - 7.4%
Berry Global Group, Inc. *	22,068	1,439,275
NewMarket Corp.	3,851	1,239,945
Valvoline, Inc.	35,122	1,140,060
		3,819,280
Real Estate - 3.9%
Jones Lang LaSalle, Inc. *	5,722	1,118,422
Park Hotels & Resorts, Inc. - REIT +*	42,663	879,284
		1,997,706
Total Common Stocks
(Cost $41,638,295)		50,489,295

MONEY MARKET FUND - 2.2%
First American Government Obligations Fund - Class Z, 0.02% ^
Total Money Market Fund
(Cost $1,117,836)	1,117,836	1,117,836

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.9%
Mount Vernon Liquid Assets Portfolio, 0.10% ^
Total Investments Purchased with Proceeds from Securities Lending
(Cost $13,916,903)	13,916,903	13,916,903

Total Investments - 126.9%
(Cost $56,673,034)		65,524,034
Other Assets and Liabilities, Net - (26.9)%		(13,908,464)
Total Net Assets - 100.0%		$51,615,570

+	All or a portion of this security was out on loan at June 30, 2021. Total loaned securities had a market value of $13,632,675 at June 30, 2021.
*	Non-income producing security
^	The rate shown is the annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2021, the Fund's investments in securities were classified as follows:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$50,489,295	$-	$-	$50,489,295
Money Market Fund	-	1,117,836	-	-	1,117,836
Investment Purchased with
Proceeds from Securities Lending	13,916,903	-	-	-	13,916,903
Total Investments	$13,916,903	$51,607,131	$-	$-	$65,524,034

Refer to the Schedule of Investments for further information on the classification of investments.